Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
General and operating expenses	$ 680,231	$ 552,414	$ 553,414	$ 1,126,692
Loss from operations	(680,231)	(552,414)	(553,414)	(1,126,692)
Interest earned on marketable securities held in Trust Account	11,723			72,356
Change in fair value of derivative warrant liabilities	(6,235,562)	(1,066,689)	(1,066,689)	30,002,310
Other (expense) income, net	(6,223,839)	(1,066,689)	(1,066,689)	30,074,666
Other (expense) income:
(Loss) income before provision for income taxes	(6,904,070)	(1,619,103)	(1,620,103)	28,947,974
Benefit from income taxes	2,233
Net (loss) income	$ (6,901,837)	$ (1,619,103)	$ (1,620,103)	$ 28,947,974
Weighted average shares outstanding of Class A redeemable common stock (in Shares)	35,000,000	35,000,000	35,000,000	35,000,000
Basic and diluted income per share, Class A redeemable common stock (in Dollars per share)
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)	8.750000	8.750000	8.750000	8.750000
Basic and diluted net income (loss) per share, Class B non-redeemable common stock (in Dollars per share)	$ (0.79)	$ (0.19)	$ (0.19)	$ 3.3
As Restated
Loss from operations					$ (1,167,417)
Change in fair value of public warrant liability					(25,725,000)
Interest earned on marketable securities held in Trust Account					219,337
Change in fair value of private placement warrant liability					(12,584,590)
Interest earned on investments held in Trust Account					219,337
Other (expense) income:
(Loss) income before provision for income taxes					(39,257,670)
Benefit from income taxes					(11,509)
Net (loss) income					$ (39,269,179)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)					35,000,000
Basic and diluted income per share, Class A redeemable common stock (in Dollars per share)					$ 0
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)					8,750,000
Basic and diluted net income (loss) per share, Class B non-redeemable common stock (in Dollars per share)					$ (4.49)
Formation and operating costs					$ 1,167,417